Capital transactions	12 Months Ended
Mar. 31, 2022
Equity [Abstract]
Capital transactions

Note 13 — Capital transactions

(a)	Stock Split

On July 24, 2020, the Company completed a 1-for-10 reverse stock split of ordinary shares, such that for each ten shares outstanding prior to the Stock Split, there was one share outstanding after the Stock Split.

All shares of ordinary shares and amount per share referenced in this report have been adjusted retroactively to reflect the Stock Split.

(b)	Private Placement

On November 17 , 2020, the Company sold 50,000 ordinary shares (post-Reverse Stock Split) at a purchase price of $1.00 per Share, pursuant to a private securities offering conducted under Regulation S promulgated under the Securities Act.

On November 15, 2021, the Company sold 130,000 Shares, at a purchase price of $2.00 per Share with one warrant for ten ordinary shares sold (“Warrant”), pursuant to a private securities offering conducted under Regulation S promulgated under the Securities Act. Each Warrant is entitled to subscribe for one share at a price of $4.00 per share for one-year period ending November 15, 2022.

(c)	Share cancellation

On November 17, 2020 the Company cancelled 50,000 ordinary shares (post-Reverse Stock Split) at a purchase price of $1.00 per Share.

(d)	Cashless exercise of Options

On December 2, 2021, 300,000 Options were exercised on a cashless basis, the closing price of ordinary shares was $5.38 on December 1, 2022 and the exercise price was $0.50. As a result of such exercise, 272,118 ordinary shares of the Company were issued, being 300,000 shares multiple by closing price ($5.38) minus the exercise price ($0.50) divided by the closing price ($5.38).